Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash	$ 372,000	$ 1,334,000	$ 643,000
Accounts receivable, net of allowance for credit losses of $86,000 and $68,000 at March 31, 2026 and June 30, 2025, respectively	3,864,000	11,374,000	9,773,000
Inventories, net	16,656,000	17,231,000	16,977,000
Other current assets	2,539,000	1,865,000	945,000
Total current assets	23,431,000	31,804,000	28,338,000
Right of use assets, net	748,000	1,275,000	2,096,000
Property, plant and equipment, net	1,331,000	1,554,000	1,749,000
Other assets	92,000	119,000	118,000
Total assets	25,602,000	34,752,000	32,301,000
Current liabilities:
Accounts payable	8,268,000	16,295,000	11,395,000
Accrued expenses	5,637,000	7,058,000	3,926,000
Line of credit	5,722,000	13,627,000	13,834,000
Subordinated debt		1,000,000
Deferred revenue	142,000	459,000	485,000
Customer deposits	62,000	38,000	18,000
Finance leases payable, current portion	87,000	80,000	156,000
Office leases payable, current portion	621,000	815,000	734,000
Accrued interest	53,000	246,000	126,000
Total current liabilities	20,592,000	39,618,000	30,674,000
Long term liabilities:
Finance leases payable, less current portion	22,000	32,000	112,000
Office leases payable, less current portion	83,000	506,000	1,321,000
Deferred revenue, less current portion	292,000
Total liabilities	20,989,000	40,156,000	32,107,000
Commitments and contingencies (Note 11)
Stockholders’ equity (deficit):
Preferred stock, $.001 par value; 3,000,000 and 500,000 shares authorized at March 31, 2026 and June 30, 2025, respectively; none issued and outstanding
Common stock, $0.001 par value; 75,000,000 shares authorized; 21,361,383 and 16,835,698 issued and outstanding at March 31, 2026 and June 30, 2025, respectively	21,000	17,000	17,000
Additional paid-in capital	116,114,000	100,965,000	99,889,000
Accumulated deficit	(111,522,000)	(106,386,000)	(99,712,000)
Total stockholders’ equity (deficit)	4,613,000	(5,404,000)	194,000
Total liabilities and stockholders’ equity (deficit)	$ 25,602,000	$ 34,752,000	$ 32,301,000